AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024 .
Shares Value
Affiliated Investment Companies (100.2%):
Domestic Equity Funds (36.5%):
443,753 AZL Mid Cap Index Fund, Class 2 $ 10,667,829
4,451,558 AZL S&P 500 Index Fund, Class 2 109,241,230
536,621 AZL Small Cap Stock Index Fund, Class 2 7,142,430
127,051,489
Fixed Income Fund (49.5%):
16,795,066 AZL Enhanced Bond Index Fund 172,317,382
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (14.2%):
2,508,375 AZL International Index Fund, Class 2 $ 49,239,402
Total Affiliated Investment Companies (Cost $258,478,254) 348,608,273
Total Investment Securities
(Cost $258,478,254) — 100.2% 348,608,273
Net other assets (liabilities) — (0.2)% (551,512)
Net Assets — 100.0% $ 348,056,761

AZL DFA Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024 .
Shares Value
Affiliated Investment Companies (100.1%):
Domestic Equity Fund (43.9%):
18,400,800 AZL DFA U.S. Core Equity Fund $ 309,133,445
Fixed Income Fund (39.5%):
27,067,574 AZL Enhanced Bond Index Fund 277,713,305
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.7%):
10,245,262 AZL DFA International Core Equity Fund $ 117,513,160
Total Affiliated Investment Companies (Cost $550,289,659) 704,359,910
Total Investment Securities
(Cost $550,289,659) — 100.1% 704,359,910
Net other assets (liabilities) — (0.1)% (673,198)
Net Assets — 100.0% $ 703,686,712

AZL MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of Sept ember 30, 2024 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (33.8%):
974,146 AZL Mid Cap Index Fund, Class 2 $ 23,418,464
9,089,952 AZL S&P 500 Index Fund, Class 2 223,067,411
1,199,463 AZL Small Cap Stock Index Fund, Class 2 15,964,853
262,450,728
Fixed Income Fund (47.2%):
35,666,912 AZL Enhanced Bond Index Fund 365,942,512
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (14.1%):
5,567,186 AZL International Index Fund, Class 2 $ 109,283,855
Total Affiliated Investment Companies (Cost $630,573,309) 737,677,095
Total Investment Securities
(Cost $630,573,309) — 95.1% 737,677,095
Net other assets (liabilities) — 4.9% 38,066,548
Net Assets — 100.0% $ 775,743,643
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/20/24 67 $ 19,477,738 $ 409,178
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/24 169 19,313,531 34,457
$ 443,635

AZL MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024 .
Shares Value
Affiliated Investment Companies ( 95 .1% ):
Domestic Equity Fund ( 40 .9% ):
33,432,602 AZL DFA U.S. Core Equity Fund $ 561,667,706
Fixed Income Fund ( 37 .5% ):
50,253,482 AZL Enhanced Bond Index Fund 515,600,722
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 16 .7% ):
20,002,044 AZL DFA International Core Equity Fund $ 229,423,447
Total Affiliated Investment Companies (Cost $1,106,563,053) 1,306,691,875
Total Investment Securities
(Cost $1,106,563,053) — 95.1% 1,306,691,875
Net other assets (liabilities) — 4.9% 67,343,864
Net Assets — 100.0% $ 1,374,035,739
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/20/24 142 $ 41,281,175 $ 872,635
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/24 239 27,313,219 47,138
$ 919,773

AZL MVP FIAM Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024 .
Shares Value
Affiliated Investment Company (95.1%):
Balanced Funds (95.1%):
19,195,330 AZL Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 2 $ 298,103,482
Total Affiliated Investment Company (Cost $236,086,282) 298,103,482
Total Investment Securities
(Cost $236,086,282) — 95.1% 298,103,482
Net other assets (liabilities) — 4.9% 15,477,905
Net Assets — 100.0% $ 313,581,387
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/20/24 21 $ 6,104,963 $ 129,768
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/24 82 9,371,063 15,970
$ 145,738

AZL MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024 .
Shares Value
Common Stocks (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
145,123 Grand Rounds, Inc., Series C*(a)(b) $ 107,391
Paper & Forest Products (0.0%
†
):
386,370 Quintis Pty, Ltd.*(a)(b) 3
Total Common Stocks (Cost $653,277) 107,394
Private Placements (0.1%):
Household Durables (0.0%
†
):
23,389 Jawbone, 0.00%*(a)(b) —
Software (0.1%):
5,547 Lookout, Inc., 0.00%*(a)(b) 5,269
63,925 Lookout, Inc., Series F, Preferred Shares, 0.00%*(a)
(b) 119,540
124,809
Total Private Placements (Cost $485,378) 124,809
Principal Amount
Convertible Bond (0.0%
†
):
Food Products (0.0%
†
):
$ 400,000 REI Agro, Ltd., Registered Shares, 5.50%,
11/13/14*(a)(b )(c) —
Principal Amount Value
Convertible Bond, continued
Food Products, continued
Total Convertible Bond (Cost $—) $ —
Corporate Bonds (0.0%
†
):
Paper & Forest Products (0.0%
†
):
$ 52,331 Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable
11/4/24 @ 100*(a)(b)(c) 7,196
730,672 Quintis Australia Pty, Ltd., 0.00%, 10/1/28, Callable
11/4/24 @ 109*(a)(b) —
Total Corporate Bonds (Cost $783,003) 7,196
Shares
Affiliated Investment Companies (95.0%):
Fixed Income Fund (47.1%):
22,162,674 AZL Enhanced Bond Index Fund 227,389,040
International Equity Fund (47.9%):
12,850,805 AZL MSCI Global Equity Index Fund, Class 2 231,700,021
Total Affiliated Investment Companies (Cost $379,550,144) 459,089,061
Total Investment Securities
(Cost $381,471,802) — 95.1% 459,328,460
Net other assets (liabilities) — 4.9% 23,845,500
Net Assets — 100.0% $ 483,173,960
* Non-income producing security.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of September 30, 2024.
(c) Defaulted bond.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/20/24 41 $ 11,919,213 $ 253,357
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/24 105 11,999,531 21,041
$ 274,398

AZL MVP Growth Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024 .
Shares Value
Affiliated Investment Companies ( 95 .3% ):
Domestic Equity Funds ( 50 .7% ):
3,658,711 AZL Mid Cap Index Fund, Class 2 $ 87,955,417
34,568,960 AZL S&P 500 Index Fund, Class 2 848,322,269
4,539,410 AZL Small Cap Stock Index Fund, Class 2 60,419,548
996,697,234
Fixed Income Fund ( 23 .4% ):
44,831,933 AZL Enhanced Bond Index Fund 459,975,629
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 21 .2% ):
21,220,517 AZL International Index Fund, Class 2 $ 416,558,752
Total Affiliated Investment Companies (Cost $1,337,097,120) 1,873,231,615
Total Investment Securities
(Cost $1,337,097,120) — 95.3% 1,873,231,615
Net other assets (liabilities) — 4.7% 92,717,043
Net Assets — 100.0% $ 1,965,948,658
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/20/24 249 $ 72,387,413 $ 1,577,931
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/24 210 23,999,063 42,098
$ 1,620,029

AZL MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024 .
Shares Value
Affiliated Investment Companies ( 95 .1% ):
Domestic Equity Funds ( 40 .8% ):
517,695 AZL Mid Cap Index Fund, Class 2 $ 12,445,390
5,084,519 AZL S&P 500 Index Fund, Class 2 124,774,095
692,938 AZL Small Cap Stock Index Fund, Class 2 9,223,004
146,442,489
Fixed Income Fund ( 37 .7% ):
13,160,906 AZL Enhanced Bond Index Fund 135,030,893
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 16 .6% ):
3,032,837 AZL International Index Fund, Class 2 $ 59,534,591
Total Affiliated Investment Companies (Cost $276,627,456) 341,007,973
Total Investment Securities
(Cost $276,627,456) — 95.1% 341,007,973
Net other assets (liabilities) — 4.9% 17,654,284
Net Assets — 100.0% $ 358,662,257
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/20/24 37 $ 10,756,363 $ 223,795
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/24 62 7,085,438 12,418
$ 236,213

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024 .
Shares Value
Affiliated Investment Companies ( 95 .1% ):
Domestic Equity Funds ( 77 .3% ):
12,623,776 AZL S&P 500 Index Fund, Class 2 $ 309,787,455
30,962,403 AZL T. Rowe Price Capital Appreciation Fund 571,565,963
881,353,418
Fixed Income Fund ( 17 .8% ):
19,787,160 AZL Enhanced Bond Index Fund 203,016,262
Total Affiliated Investment Companies (Cost $870,511,743) 1,084,369,680
Shares Value
Total Investment Securities
(Cost $870,511,743) — 95.1% $ 1,084,369,680
Net other assets (liabilities) — 4.9% 55,636,513
Net Assets — 100.0% $ 1,140,006,193
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/20/24 118 $ 34,304,075 $ 724,329
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/24 199 22,741,969 38,050
$ 762,379

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)

1. Related Party Transactions
Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At
September 30, 2024, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30 /24
Shares
as of
09/30 /24
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 173,548,020 $  4,320,503 $ (13,180,204) $  (2,126,585) $  9,755,648 $ 172,317,382 16,795,066
AZL International Index Fund,
Class 2 43,789,066 4,223,586 (4,467,731) 1,230,707 4,463,774 49,239,402 2,508,375
AZL Mid Cap Index Fund, Class 2 26,067,425 485,637 (17,529,311) 5,468,224 (3,824,146) 10,667,829 443,753
AZL S&P 500 Index Fund, Class 2 90,517,098 15,503,024 (16,944,495) 4,934,938 15,230,665 109,241,230 4,451,558
AZL Small Cap Stock Index Fund,
Class 2 13,921,104 175,829 (7,134,316) 1,553,313 (1,373,500) 7,142,430 536,621
$ 347,842,713 $  24,708,579 $ (59,256,057) $  11,060,597 $  24,252,441
$ 348,608,273
24,735,373
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30 /24
Shares
as of
09/30 /24
AZL DFA Multi-Strategy Fund
AZL DFA International Core Equity
Fund $ 87,850,444 $  30,600,000 $ (12,820,068) $  1,022,311 $  10,860,473 $ 117,513,160 10,245,262
AZL DFA U.S. Core Equity Fund 274,015,735 33,362,476 (48,106,779) 11,999,936 37,862,077 309,133,445 18,400,800
AZL DFA U.S. Small Cap Fund 72,497,188 18,519,364 (72,634,072) (10,522,501) (7,859,979) — —
AZL Enhanced Bond Index Fund 284,522,638 6,778,820 (25,867,909) 969,088 11,310,668 277,713,305 27,067,574
$ 718,886,005 $  89,260,660 $ (159,428,828) $  3,468,834 $  52,173,239
$ 704,359,910
55,713,636
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30 /24
Shares
as of
09/30 /24
AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 379,598,130 $ 3,031,836 $ (32,793,011) $ (3,271,693) $ 19,377,250 $ 365,942,512 35,666,912
AZL International Index Fund,
Class 2 100,669,805 9,890,000 (14,174,890) 2,566,649 10,332,291 109,283,855 5,567,186
AZL Mid Cap Index Fund, Class 2 59,781,515 180,866 (40,361,028) 5,028,151 (1,211,040) 23,418,464 974,146
AZL S&P 500 Index Fund, Class 2 188,108,697 35,560,000 (42,422,408) 15,256,211 26,564,911 223,067,411 9,089,952
AZL Small Cap Stock Index Fund,
Class 2 31,988,605 — (16,412,516) 198,787 189,977 15,964,853 1,199,463
$ 760,146,752 $ 48,662,702 $ (146,163,853) $ 19,778,105 $ 55,253,389
$ 737,677,095
52,497,659
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30 /24
Shares
as of
09/30 /24
AZL MVP DFA Multi-Strategy Fund
AZL DFA International Core Equity
Fund $ 172,336,936 $ 60,000,000 $ (26,239,389) $ 2,313,143 $ 21,012,757 $ 229,423,447 20,002,044
AZL DFA U.S. Core Equity Fund 496,376,149 66,745,784 (92,299,290) 18,280,228 72,564,835 561,667,706 33,432,602
AZL DFA U.S. Small Cap Fund 142,122,745 36,419,262 (142,400,384) (24,363,215) (11,778,408) — —
AZL Enhanced Bond Index Fund 533,362,197 11,292,959 (51,793,918) 901,676 21,837,808 515,600,722 50,253,482
$ 1,344,198,027 $ 174,458,005 $ (312,732,981) $ (2,868,168) $ 103,636,992
$ 1,306,691,875
103,688,128

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)

Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/24
Shares
as of
09/30/24
AZL MVP FIAM Multi-Strategy Fund
AZL Fidelity Institutional Asset
Management Multi-Strategy
Fund, Class 2 $ 315,196,873 $ 1,543,726 $ (52,758,581) $ 6,929,724 $ 27,191,740 $ 298,103,482 19,195,330
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30 /24
Shares
as of
09/30 /24
AZL MVP Global Balanced Index Strategy
Fund
AZL Enhanced Bond Index Fund $ 240,085,173 $ 88,292 $ (22,781,527) $ (2,918,367) $ 12,915,469 $ 227,389,040 22,162,674
AZL MSCI Global Equity Index Fund,
Class 2 240,613,096 — (49,167,120) 10,192,054 30,061,991 231,700,021 12,850,805
$ 480,698,269 $ 88,292 $ (71,948,647) $ 7,273,687 $ 42,977,460
$ 459,089,061
35,013,479
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30 /24
Shares
as of
09/30 /24
AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund $ 468,336,555 $ 13,638,886 $ (42,443,417) $ (6,343,268) $ 26,786,873 $ 459,975,629 44,831,933
AZL International Index Fund,
Class 2 383,949,980 38,357,211 (54,730,493) 12,002,463 36,979,591 416,558,752 21,220,517
AZL Mid Cap Index Fund, Class 2 221,180,974 — (147,071,408) 21,570,565 (7,724,714) 87,955,417 3,658,711
AZL S&P 500 Index Fund, Class 2 716,180,551 128,850,000 (155,733,888) 46,781,378 112,244,228 848,322,269 34,568,960
AZL Small Cap Stock Index Fund,
Class 2 111,350,115 — (53,030,690) 167,562 1,932,561 60,419,548 4,539,410
$ 1,900,998,175 $ 180,846,097 $ (453,009,896) $ 74,178,700 $ 170,218,539
$ 1,873,231,615
108,819,531
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30 /24
Shares
as of
09/30 /24
AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund $ 143,722,342 $ 701,432 $ (15,337,304) $ (1,728,471) $ 7,672,894 $ 135,030,893 13,160,906
AZL International Index Fund,
Class 2 57,364,131 4,950,000 (9,934,757) 2,402,410 4,752,807 59,534,591 3,032,837
AZL Mid Cap Index Fund, Class 2 34,145,133 — (23,774,148) 3,340,045 (1,265,640) 12,445,390 517,695
AZL S&P 500 Index Fund, Class 2 108,346,748 20,660,000 (27,953,118) 8,869,169 14,851,296 124,774,095 5,084,519
AZL Small Cap Stock Index Fund,
Class 2 17,104,528 — (8,217,659) 99,286 236,849 9,223,004 692,938
$ 360,682,882 $ 26,311,432 $ (85,216,986) $ 12,982,439 $ 26,248,206
$ 341,007,973
22,488,895
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30 /24
Shares
as of
09/30 /24
AZL MVP T. Rowe Capital Appreciation Plus
Fund
AZL Enhanced Bond Index Fund $ 208,826,331 $ 2,149,885 $ (16,938,293) $ (2,910,933) $ 11,889,272 $ 203,016,262 19,787,160
AZL S&P 500 Index Fund, Class 2 313,370,744 530,614 (65,331,607) 20,028,937 41,188,767 309,787,455 12,623,776
AZL T. Rowe Price Capital
Appreciation Fund 580,753,144 522,924 (77,582,631) 4,425,590 63,446,936 571,565,963 30,962,403
$ 1,102,950,219 $ 3,203,423 $ (159,852,531) $ 21,543,594 $ 116,524,975
$ 1,084,369,680
63,373,339

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)

2. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2024 are identified below.
AZL MVP Global Balanced Index Strategy Fund
(a) Acquisition date represents the initial purchase date of the security.
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Grand Rounds, Inc., Series C 3/31/15 $ 399,608 145,123 $ 107 , 391 0.02%
Jawbone 1/24/17 – 23,389 – 0.00%
Lookout, Inc., Series F, Preferred Shares 9/19/14 481,99 4 63,925 119,5 4 0 0.05%
Lookout, Inc. 3/4/15 3,384 5,547 5,2 69 0.00%
Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable
11/4/24 @ 100.00 10/25/18 52,331 52,331 7 , 196 0.00%
Quintis Australia Pty, Ltd., 0.00%, 10/1/28, Callable
11/4/24 @ 109.00 10/25/18 730,672 730,672 – 0.00%
Quintis Pty, Ltd. 10/25/18 253,669 386,370 3 0.00%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14 2/7/12 – 400,000 – 0.00%